Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	CONSUMER DISCRETIONARY — 7.2%
785,700	Cie Generale des Etablissements Michelin SCA - ADR[1]	$11,974,068
166,000	Lennar Corp. - Class A	18,630,180
78	Lennar Corp. - Class B	7,974
176,900	Sony Group Corp. - ADR[1]	14,578,329
		45,190,551
	CONSUMER STAPLES — 8.3%
251,200	Coca-Cola Co.	14,062,176
50,400	Constellation Brands, Inc. - Class A	12,667,032
92,100	Procter & Gamble Co.	13,433,706
175,500	Sysco Corp.	11,591,775
		51,754,689
	ENERGY — 4.7%
570,100	Coterra Energy, Inc.	15,421,205
114,300	Phillips 66	13,733,145
		29,154,350
	FINANCIALS — 15.2%
53,900	Ameriprise Financial, Inc.	17,769,752
136,000	Blackstone, Inc.	14,571,040
139,800	Capital One Financial Corp.	13,567,590
133,000	Commerce Bancshares, Inc.	6,381,340
102,700	Cullen/Frost Bankers, Inc.	9,367,267
1,186,900	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	10,076,781
87,100	PNC Financial Services Group, Inc.	10,693,267
385,400	U.S. Bancorp	12,741,324
		95,168,361
	HEALTH CARE — 11.8%
180,000	Alcon, Inc.[1]	13,870,800
62,300	Amgen, Inc.	16,743,748
69,500	Danaher Corp.	17,242,950
133,400	Medtronic PLC[1]	10,453,224
148,900	Merck & Co., Inc.	15,329,255
		73,639,977
	INDUSTRIALS — 11.3%
57,500	General Dynamics Corp.	12,705,775
75,900	Honeywell International, Inc.	14,021,766
97,900	Oshkosh Corp.	9,342,597

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
54,900	Parker-Hannifin Corp.	$21,384,648
144,700	Xylem, Inc.	13,172,041
		70,626,827
	MATERIALS — 10.6%
394,600	Corteva, Inc.	20,187,736
78,400	Ecolab, Inc.	13,280,960
45,900	Martin Marietta Materials, Inc.	18,841,032
145,500	RPM International, Inc.	13,794,855
		66,104,583
	REAL ESTATE — 3.3%
100,500	Crown Castle, Inc. - REIT	9,249,015
175,100	Equity LifeStyle Properties, Inc. - REIT	11,155,621
		20,404,636
	TECHNOLOGY — 20.2%
43,200	Adobe, Inc.*	22,027,680
58,700	ANSYS, Inc.*	17,466,185
70,800	Autodesk, Inc.*	14,649,228
229,200	Microchip Technology, Inc.	17,889,060
83,300	Microsoft Corp.	26,301,975
125,000	QUALCOMM, Inc.	13,882,500
34,000	Teledyne Technologies, Inc.*	13,891,720
		126,108,348
	UTILITIES — 4.5%
141,300	Atmos Energy Corp.	14,967,909
228,600	Xcel Energy, Inc.	13,080,492
		28,048,401
	TOTAL COMMON STOCKS
	(Cost $532,746,569)	606,200,723

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 2.8%
17,516,926	Goldman Sachs Financial Square Government Fund - Institutional, 5.16%[2]	$17,516,926
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,516,926)	17,516,926
	TOTAL INVESTMENTS — 99.9%
	(Cost $550,263,495)	623,717,649
	Other Assets in Excess of Liabilities — 0.1%	658,948
	TOTAL NET ASSETS — 100.0%	$624,376,597

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.